Business and Credit Concentrations (Details) (Linn Energy, LLC [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales [Member]
Concentration Risk [Line Items]
Total number of largest customers represented in sales	2	3	3
Sales [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	12.00%	13.00%	17.00%
Sales [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	11.00%	10.00%	14.00%
Sales [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)		10.00%	13.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Total number of largest customers represented in accounts receivable	2	3
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	21.00%	12.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	11.00%	10.00%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)		10.00%